WARRANTS (Details 1) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]
Weighted Average Exercise Price	$ 0.30	$ 0.08	$ 0.30	$ 0.32
Weighted Average Fair Value			$ 0.45	$ 0.46